Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reflects compensation “actually paid” (as defined in the applicable SEC rules) to our Principal Executive Officer (PEO) and our non-PEO
executive officers. Our Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our executive officers. For a complete discussion of our executive compensation program, refer to the CD&A section above.
2023 PAY VERSUS PERFORMANCE TABLE

Year (a)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (b)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (b)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) ($) (d)	Company Selected Measure
					Masco Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (c)		Operating Profit (in millions) ($) (e)

2023	12,476,381	17,142,621	2,310,266	2,938,306	150	123	908	1,358

2022	6,261,228	(7,130,941)	1,614,199	(1,055,881)	102	104	844	1,334

2021	13,410,774	30,690,004	3,190,993	6,693,250	150	147	410	1,412

2020	14,001,941	18,754,175	3,581,869	4,263,007	116	120	1,224	1,306
Year (column a) :
For each year listed, our PEO is Keith Allman. For 2020-2022, our non-PEO
executive officers are John Sznewajs, Richard O’Reagan, Jai Shah and Kenneth Cole. For 2023, our
non-PEO
executive officers are Richard Westenberg, Imran Ahmad, Jai Shah, Kenneth Cole, John Sznewajs and David Chaika.
Compensation “Actually Paid” to PEO and Average Compensation “Actually Paid” to
Non-PEO
executive officers (columns b):
The compensation “actually paid” to our PEO and our
non-PEO
executive officers reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2023, 2022, 2021 and 2020:

	PEO	Average of Non-PEOs

Total Reported in 2023 Summary Compensation Table	12,476,381	2,310,266

Less, grant date fair value of equity awards reported in the 2023 Summary Compensation Table	(8,319,582)	(1,228,390)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2023 Summary Compensation Table	(8,768)	(49,671)

Plus, year-end fair value of equity awards granted in 2023 that are unvested and outstanding, as of 2023 year-end	7,016,448	1,284,267

Plus, change in the fair value as of 2023 year end for equity awards granted in prior years that are unvested and outstanding	3,981,180	418,608

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2023	1,893,102	222,782

Less, fair value of equity awards forfeited in 2023	—	(34,101)

Plus, dividends earned during 2023 on unvested equity awards	103,860	14,545

Total Adjustments	4,666,240	628,040

Actual Compensation Paid for Fiscal Year 2023	17,142,621	2,938,306

	PEO	Average of Non-PEOs

Total Reported in 2022 Summary Compensation Table	6,261,228	1,614,199

Less, grant date fair value of equity awards reported in the 2022 Summary Compensation Table	(4,886,111)	(956,181)

Plus, year-end fair value of equity awards granted in 2022 that are unvested and outstanding, as of 2022 year-end	6,696,354	1,338,718

Plus, change in the fair value as of 2022 year end for equity awards granted in prior years that are unvested and outstanding	(12,542,087)	(2,514,590)

Plus, change in fair value as of the vesting date of equity awards granted in prior years that vested during 2022	(2,736,067)	(553,825)

Plus, dividends earned during 2022 on unvested equity awards	75,742	15,798

Total Adjustments	(13,392,169)	(2,670,080)

Actual Compensation Paid for Fiscal Year 2022	(7,130,941)	(1,055,881)

	PEO	Average of Non-PEOs

Total Reported in 2021 Summary Compensation Table	13,410,774	3,190,993

Less, grant date fair value of equity awards reported in the 2021 Summary Compensation Table	(8,273,513)	(1,645,343)

Plus, year-end fair value of equity awards granted in 2021 that are unvested and outstanding, as of 2021 year-end	11,920,041	2,358,316

Plus, change in the fair value as of 2021 year end for equity awards granted in prior years that are unvested and outstanding	13,660,599	2,793,148

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2021	(96,350)	(18,599)

Plus, dividends earned during 2021 on unvested equity awards	68,453	14,735

Total Adjustments	17,279,230	3,502,257

Actual Compensation Paid for Fiscal Year 2021	30,690,004	6,693,250

	PEO	Average of Non-PEOs

Total Reported in 2020 Summary Compensation Table	14,001,941	3,581,869

Less, grant date fair value of equity awards reported in the 2020 Summary Compensation Table	(8,371,933)	(1,702,979)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2020 Summary Compensation Table	(93,883)	(294,594)

Plus, year-end fair value of equity awards granted in 2020 that are unvested and outstanding, as of 2020 year-end	8,377,511	1,705,013

Plus, change in the fair value as of 2020 year end for equity awards granted in prior years that are unvested and outstanding	4,529,712	909,820

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2020	237,915	47,999

Plus, dividends earned during 2020 on unvested equity awards	72,912	15,879

Total Adjustments	4,752,234	681,138

Actual Compensation Paid for Fiscal Year 2020	18,754,175	4,263,007
The fair value or change in fair value of equity awards reflected in the tables above were determined as follows:

•	For restricted stock awards, RSUs and phantom RSUs, using the closing stock price on the applicable year-end or vesting date.

•	For stock options/SAR, using a Black-Scholes value as of the applicable year-end or vesting date.

•	For PRSUs and phantom PRSUs, using the closing stock price on the applicable year-end or vesting date and adjusted for the estimated performance achievements, as applicable.
Peer Group Total Shareholder Return (column c):
Our peer group total shareholder return is calculated using the Standard & Poor’s Consumer Durables & Apparel Index, which we use for the stock performance graph required by Item 201(e) of Regulation
S-K,
from December 31, 2019 through December 31 of the applicable listed year.
Net Income (column d):
Net income as reflected in the table above is as reported in our financial statements and is calculated in accordance with accounting guidelines. In 2021, our net income, as reported, was negatively impacted by non-recurring
expense related to debt extinguishment and the settlement of our qualified domestic defined benefit pension plans.
Company Selected Measure - Operating Profit (column e):
Operating profit is the highest weighted financial performance metric in our annual performance program. To calculate our operating profit for purposes of this program we adjust our reported operating profit to exclude the effect of special and other non-recurring
income and expenses. Operating profit is also a measure used in our calculation of ROIC under our LTIP. See “Our 2023 Annual Performance Program” above for a description of these adjustments for 2023.

Company Selected Measure Name	Operating profit
Named Executive Officers, Footnote	For each year listed, our PEO is Keith Allman. For 2020-2022, our non-PEO
executive officers are John Sznewajs, Richard O’Reagan, Jai Shah and Kenneth Cole. For 2023, our
non-PEO
	executive officers are Richard Westenberg, Imran Ahmad, Jai Shah, Kenneth Cole, John Sznewajs and David Chaika.
Peer Group Issuers, Footnote	Our peer group total shareholder return is calculated using the Standard & Poor’s Consumer Durables & Apparel Index, which we use for the stock performance graph required by Item 201(e) of Regulation
S-K,
	from December 31, 2019 through December 31 of the applicable listed year.
PEO Total Compensation Amount	$ 12,476,381	$ 6,261,228	$ 13,410,774	$ 14,001,941
PEO Actually Paid Compensation Amount	$ 17,142,621	(7,130,941)	30,690,004	18,754,175
Adjustment To PEO Compensation, Footnote
Compensation “Actually Paid” to PEO and Average Compensation “Actually Paid” to
Non-PEO
executive officers (columns b):
The compensation “actually paid” to our PEO and our
non-PEO
executive officers reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2023, 2022, 2021 and 2020:

	PEO	Average of Non-PEOs

Total Reported in 2023 Summary Compensation Table	12,476,381	2,310,266

Less, grant date fair value of equity awards reported in the 2023 Summary Compensation Table	(8,319,582)	(1,228,390)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2023 Summary Compensation Table	(8,768)	(49,671)

Plus, year-end fair value of equity awards granted in 2023 that are unvested and outstanding, as of 2023 year-end	7,016,448	1,284,267

Plus, change in the fair value as of 2023 year end for equity awards granted in prior years that are unvested and outstanding	3,981,180	418,608

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2023	1,893,102	222,782

Less, fair value of equity awards forfeited in 2023	—	(34,101)

Plus, dividends earned during 2023 on unvested equity awards	103,860	14,545

Total Adjustments	4,666,240	628,040

Actual Compensation Paid for Fiscal Year 2023	17,142,621	2,938,306

	PEO	Average of Non-PEOs

Total Reported in 2022 Summary Compensation Table	6,261,228	1,614,199

Less, grant date fair value of equity awards reported in the 2022 Summary Compensation Table	(4,886,111)	(956,181)

Plus, year-end fair value of equity awards granted in 2022 that are unvested and outstanding, as of 2022 year-end	6,696,354	1,338,718

Plus, change in the fair value as of 2022 year end for equity awards granted in prior years that are unvested and outstanding	(12,542,087)	(2,514,590)

Plus, change in fair value as of the vesting date of equity awards granted in prior years that vested during 2022	(2,736,067)	(553,825)

Plus, dividends earned during 2022 on unvested equity awards	75,742	15,798

Total Adjustments	(13,392,169)	(2,670,080)

Actual Compensation Paid for Fiscal Year 2022	(7,130,941)	(1,055,881)

	PEO	Average of Non-PEOs

Total Reported in 2021 Summary Compensation Table	13,410,774	3,190,993

Less, grant date fair value of equity awards reported in the 2021 Summary Compensation Table	(8,273,513)	(1,645,343)

Plus, year-end fair value of equity awards granted in 2021 that are unvested and outstanding, as of 2021 year-end	11,920,041	2,358,316

Plus, change in the fair value as of 2021 year end for equity awards granted in prior years that are unvested and outstanding	13,660,599	2,793,148

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2021	(96,350)	(18,599)

Plus, dividends earned during 2021 on unvested equity awards	68,453	14,735

Total Adjustments	17,279,230	3,502,257

Actual Compensation Paid for Fiscal Year 2021	30,690,004	6,693,250

	PEO	Average of Non-PEOs

Total Reported in 2020 Summary Compensation Table	14,001,941	3,581,869

Less, grant date fair value of equity awards reported in the 2020 Summary Compensation Table	(8,371,933)	(1,702,979)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2020 Summary Compensation Table	(93,883)	(294,594)

Plus, year-end fair value of equity awards granted in 2020 that are unvested and outstanding, as of 2020 year-end	8,377,511	1,705,013

Plus, change in the fair value as of 2020 year end for equity awards granted in prior years that are unvested and outstanding	4,529,712	909,820

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2020	237,915	47,999

Plus, dividends earned during 2020 on unvested equity awards	72,912	15,879

Total Adjustments	4,752,234	681,138

Actual Compensation Paid for Fiscal Year 2020	18,754,175	4,263,007
The fair value or change in fair value of equity awards reflected in the tables above were determined as follows:

•	For restricted stock awards, RSUs and phantom RSUs, using the closing stock price on the applicable year-end or vesting date.

•	For stock options/SAR, using a Black-Scholes value as of the applicable year-end or vesting date.

•	For PRSUs and phantom PRSUs, using the closing stock price on the applicable year-end or vesting date and adjusted for the estimated performance achievements, as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 2,310,266	1,614,199	3,190,993	3,581,869
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,938,306	(1,055,881)	6,693,250	4,263,007
Adjustment to Non-PEO NEO Compensation Footnote
Compensation “Actually Paid” to PEO and Average Compensation “Actually Paid” to
Non-PEO
executive officers (columns b):
The compensation “actually paid” to our PEO and our
non-PEO
executive officers reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2023, 2022, 2021 and 2020:

	PEO	Average of Non-PEOs

Total Reported in 2023 Summary Compensation Table	12,476,381	2,310,266

Less, grant date fair value of equity awards reported in the 2023 Summary Compensation Table	(8,319,582)	(1,228,390)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2023 Summary Compensation Table	(8,768)	(49,671)

Plus, year-end fair value of equity awards granted in 2023 that are unvested and outstanding, as of 2023 year-end	7,016,448	1,284,267

Plus, change in the fair value as of 2023 year end for equity awards granted in prior years that are unvested and outstanding	3,981,180	418,608

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2023	1,893,102	222,782

Less, fair value of equity awards forfeited in 2023	—	(34,101)

Plus, dividends earned during 2023 on unvested equity awards	103,860	14,545

Total Adjustments	4,666,240	628,040

Actual Compensation Paid for Fiscal Year 2023	17,142,621	2,938,306

	PEO	Average of Non-PEOs

Total Reported in 2022 Summary Compensation Table	6,261,228	1,614,199

Less, grant date fair value of equity awards reported in the 2022 Summary Compensation Table	(4,886,111)	(956,181)

Plus, year-end fair value of equity awards granted in 2022 that are unvested and outstanding, as of 2022 year-end	6,696,354	1,338,718

Plus, change in the fair value as of 2022 year end for equity awards granted in prior years that are unvested and outstanding	(12,542,087)	(2,514,590)

Plus, change in fair value as of the vesting date of equity awards granted in prior years that vested during 2022	(2,736,067)	(553,825)

Plus, dividends earned during 2022 on unvested equity awards	75,742	15,798

Total Adjustments	(13,392,169)	(2,670,080)

Actual Compensation Paid for Fiscal Year 2022	(7,130,941)	(1,055,881)

	PEO	Average of Non-PEOs

Total Reported in 2021 Summary Compensation Table	13,410,774	3,190,993

Less, grant date fair value of equity awards reported in the 2021 Summary Compensation Table	(8,273,513)	(1,645,343)

Plus, year-end fair value of equity awards granted in 2021 that are unvested and outstanding, as of 2021 year-end	11,920,041	2,358,316

Plus, change in the fair value as of 2021 year end for equity awards granted in prior years that are unvested and outstanding	13,660,599	2,793,148

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2021	(96,350)	(18,599)

Plus, dividends earned during 2021 on unvested equity awards	68,453	14,735

Total Adjustments	17,279,230	3,502,257

Actual Compensation Paid for Fiscal Year 2021	30,690,004	6,693,250

	PEO	Average of Non-PEOs

Total Reported in 2020 Summary Compensation Table	14,001,941	3,581,869

Less, grant date fair value of equity awards reported in the 2020 Summary Compensation Table	(8,371,933)	(1,702,979)

Less, change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the 2020 Summary Compensation Table	(93,883)	(294,594)

Plus, year-end fair value of equity awards granted in 2020 that are unvested and outstanding, as of 2020 year-end	8,377,511	1,705,013

Plus, change in the fair value as of 2020 year end for equity awards granted in prior years that are unvested and outstanding	4,529,712	909,820

Plus, change in fair value as of the vesting date of equity awards granted in prior year that vested during 2020	237,915	47,999

Plus, dividends earned during 2020 on unvested equity awards	72,912	15,879

Total Adjustments	4,752,234	681,138

Actual Compensation Paid for Fiscal Year 2020	18,754,175	4,263,007
The fair value or change in fair value of equity awards reflected in the tables above were determined as follows:

•	For restricted stock awards, RSUs and phantom RSUs, using the closing stock price on the applicable year-end or vesting date.

•	For stock options/SAR, using a Black-Scholes value as of the applicable year-end or vesting date.

•	For PRSUs and phantom PRSUs, using the closing stock price on the applicable year-end or vesting date and adjusted for the estimated performance achievements, as applicable.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Our Most Important Financial Performance Measures
The following financial performance measures are those measures which, in our assessment, represent the most important financial measures used by us to link our performance to compensation “actually paid” to our executive officers for 2023. The measures in this table are not ranked.

Earnings per Share

Net Sales

Operating Profit

Return on Invested Capital

Working Capital as a Percent of Sales

Total Shareholder Return Amount	$ 150	102	150	116
Peer Group Total Shareholder Return Amount	123	104	147	120
Net Income (Loss)	$ 908,000,000	$ 844,000,000	$ 410,000,000	$ 1,224,000,000
Company Selected Measure Amount	1,358,000,000	1,334,000,000	1,412,000,000	1,306,000,000
PEO Name	Keith Allman
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Working Capital as a Percent of Sales
PEO | Grant Date Fair Value Of Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,319,582)	$ (4,886,111)	$ (8,273,513)	$ (8,371,933)
PEO | Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,768)			(93,883)
PEO | Year End Fair Value Of Equity Awards Granted In Year That Are Unvested And Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,016,448	6,696,354	11,920,041	8,377,511
PEO | Change In The Fair Value As Of Year End For Equity Awards Granted In Prior Years That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,981,180	(12,542,087)	13,660,599	4,529,712
PEO | Change In Fair Value As Of The Vesting Date Of Equity Awards Granted In Prior Year That Vested In Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,893,102	(2,736,067)	(96,350)	237,915
PEO | Fair Value Of Equity Awards Forfeited In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Earned On Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,860	75,742	68,453	72,912
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,666,240	(13,392,169)	17,279,230	4,752,234
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,228,390)	(956,181)	(1,645,343)	(1,702,979)
Non-PEO NEO | Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,671)			(294,594)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In Year That Are Unvested And Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,284,267	1,338,718	2,358,316	1,705,013
Non-PEO NEO | Change In The Fair Value As Of Year End For Equity Awards Granted In Prior Years That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	418,608	(2,514,590)	2,793,148	909,820
Non-PEO NEO | Change In Fair Value As Of The Vesting Date Of Equity Awards Granted In Prior Year That Vested In Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,782	(553,825)	(18,599)	47,999
Non-PEO NEO | Fair Value Of Equity Awards Forfeited In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,101)
Non-PEO NEO | Dividends Earned On Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,545	15,798	14,735	15,879
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 628,040	$ (2,670,080)	$ 3,502,257	$ 681,138